SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2026
SHARE-BASED COMPENSATION
Summary of options activity

The following is a summary of options activity during the six months ended June 30, 2026:

			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual	value
	options	price	term (years)	$
Outstanding as of December 31, 2025 (1)	28,357,355	$1.34	9.3	$15,395
Granted (1)	9,386,309	$1.12	—	—
Exercised	(1,191,073)	$0.58	—	—
Forfeited	(2,168,440)	$0.56	—	—
Expired	(6)	$0.76	—	—
Outstanding as of June 30, 2026 (1)	34,384,145	$1.35	8.8	$1,662
Options vested and exercisable as of June 30, 2026	4,838,206	$1.43	5.4	$1,290

Included in the outstanding awards as of December 31, 2025 were 15,989,193 options subject to both serviced-based and market-based vesting conditions tied to the Company’s share price at one or more specified thresholds (the “Market and Service-based Options”). During the six months ended June 30, 2026, 8,994,861 additional Market and Service-based Options were granted. As of June 30, 2026, 24,984,053 Market and Service-based Options remained outstanding
Schedule of share-based compensation expenses

The total share-based compensation expense related to employees and non-employee directors are reported in the following financial statement line items on the consolidated statements of comprehensive loss:

	Six Months Ended June 30,
	2026	2025
Research and development expenses	$341	$(65)
Administrative expenses	6,455	637
Total	$6,796	$572

Restricted share units
SHARE-BASED COMPENSATION
Schedule of non-vested RSU activities

The following is a summary of RSU activities during the six months ended June 30, 2026:

		Weighted average
	Number of	grant date
	RSUs	fair value
Unvested as of December 31, 2025 (1)	5,259,065	$0.83
Granted	4,708,213	$0.77
Vested	(229,266)	$0.76
Forfeited (1)	(3,438,477)	$0.46
Unvested as of June 30, 2026 (1)	6,299,535	$0.99

(1)
Included in the unvested awards as of December 31, 2025 were 2,863,500 units that would have been eligible to vest upon the satisfaction of specified market-based conditions tied to the price of the Company’s publicly traded shares at three distinct price threshold levels (the “Market-based Units”). As of June 30, 2026, this award was forfeited and no Market-based Units remained outstanding.

Market and Service-based Options
SHARE-BASED COMPENSATION
Schedule of valuation assumptions used

The assumptions used in the valuation model were as follows:

Six Months Ended
June 30, 2026
Fair value of ordinary shares	$0.81
Weighted average expected term (years)	4.6
Weighted average expected volatility	91.0%
Risk-free interest rate	4.4%
Dividend Yield	—

Black-Scholes Option Pricing Model | Service-based Options
SHARE-BASED COMPENSATION
Schedule of valuation assumptions used

The assumptions used in the BSOPM, respectively, were as follows:

Six Months Ended
June 30, 2026
Fair value of common stock	$1.41
Weighted average expected term (years)	6.0
Weighted average expected volatility	92.3%
Risk-free interest rate	3.8%
Dividend yield	—

Six Months Ended
June 30, 2025
Fair value of common stock	$0.54
Weighted average expected term (years)	6.0
Weighted average expected volatility	86.8%
Risk-free interest rate	4.1%
Dividend yield	—